Investment Securities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Cost-method Investments [Line Items]
Proceeds from sale of available for sale investment securities	¥ 3,766	¥ 1,757	¥ 2,132
Net losses on impairment or sale of investment securities available for sale	¥ (3,058)	¥ (2,516)	¥ (54)